Registration Nos. 333-138942
Investment Company Act File No. 811-7123

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No. ____ [X] Post-Effective Amendment No. 1

(Check appropriate box or boxes)

ADVANTAGE FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

(212) 922-6000
(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

          This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement

           (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-138942), filed on November 24, 2006.

This Post-Effective Amendment is being filed solely for the purpose to file an updated consent of the independent registered accounting firm as Exhibit No. 14 to this Registration Statement on Form N-14.

ADVANTAGE FUNDS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-51061) (the "Registration Statement"), filed on December 17, 1998.

Item 16	Exhibits.

(1)(a)	Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement, filed on December 22, 1993, and Exhibit (1)(b) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 27, 1995, Exhibit (a)(1) of Post-Effective Amendment No. 33 to the Registration Statement, filed on April 2, 2001 and Exhibit (a)(2) of Post-Effective Amendment No. 62 to the Registration Statement, filed on June 25, 2004.

(1)(b)	Registrant's Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibits (a)(2) and (a)(3), respectively, of Post-Effective Amendment No. 69 to the Registration Statement, filed on March 14, 2006.

(2)	Registrant's By-Laws, as amended and restated, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 69 to the Registration Statement, filed on March 14, 2006.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.(1)

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 69 to the Registration Statement, filed on March 14, 2006.

(6)(b)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and Franklin Portfolio Associates, LLC is incorporated by reference to Exhibit (f)(1) of Post-Effective Amendment No. 59 to the Registration Statement, filed on December 23, 2003.

(6)(c)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and The Boston Company Asset Management, LLC is incorporated by reference to Exhibit (f)(2) of Post-Effective Amendment No. 62 to the Registration Statement, filed on June 25, 2004.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 69 to the Registration Statement, filed on March 13, 2006.

(8)	Not Applicable.

(9)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 27, 1995.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 69 to the Registration Statement, filed March 14, 2006.

(10)(b)	Distribution Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 69 to the Registration Statement, filed on March 14, 2006.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 69 to the Registration Statement, filed on March 14, 2006.

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 28 to the Registration Statement, filed on February 25, 2000.

(11)(b)	Consent of Registrant's counsel.(1)

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	Not Applicable.

(16)	Power of Attorney.(1)

(17)(a)	Forms of Proxy.(1)

(17)(b)	The Prospectus and Statement of Additional Information of Advantage Funds, Inc. dated January 1, 2006 are incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed on December 28, 2005 (File No. 33-51061).

________________________

*	Filed herewith.
**	To be filed by Post-Effective Amendment.
(1)	Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-138942) filed with the Securities and Exchange Commission on November 24, 2006.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

          As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 3rd day of January, 2007.

ADVANTAGE FUNDS, INC. By: /s/ J. David Officer* J. David Officer, President

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Amendment to the Registration Statement below.

Signatures	Title	Date

/s/ J. David Officer* J. David Officer	President (Principal Executive Officer)	January 3, 2007

/s/ James Windels* James Windels	Treasurer (Principal Accounting and Financial Officer)	January 3, 2007

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	January 3, 2007

/s/ Peggy C. Davis* Peggy C. Davis	Board Member	January 3, 2007

/s/ David P. Feldman* David P. Feldman	Board Member	January 3, 2007

/s/ James F. Henry* James F. Henry	Board Member	January 3, 2007

/s Ehud Houminer* Ehud Houminer	Board Member	January 3, 2007

/s Dr. Paul A. Marks* Dr. Paul A. Marks	Board Member	January 3, 2007

/s Gloria Messinger* Gloria Messinger	Board Member	January 3, 2007

/s Dr. Martin Peretz* Dr. Martin Peretz	Board Member	January 3, 2007

/s Anne Wexler* Anne Wexler	Board Member	January 3, 2007

*By:	/s/ Jeff Prusnofsky Jeff Prusnofsky, Attorney-in-Fact

Exhibit Index

           (14)     Consent of Independent Registered Public Accounting Firm